Hartford Small Cap Growth HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 2.3%
106,235	Fox Factory Holding Corp.*	$ 10,405,718
128,296	Patrick Industries, Inc.	7,736,249
97,377	Thor Industries, Inc.	7,663,570
		25,805,537
	Banks - 2.9%
605,047	MGIC Investment Corp.	8,198,387
176,013	Synovus Financial Corp.	8,624,637
102,056	Triumph Bancorp, Inc.*	9,595,305
74,249	Western Alliance Bancorp	6,149,302
		32,567,631
	Capital Goods - 10.4%
133,888	Altra Industrial Motion Corp.	5,212,260
116,743	Applied Industrial Technologies, Inc.	11,984,836
84,089	Armstrong World Industries, Inc.	7,568,851
64,722	Boise Cascade Co.	4,496,237
82,397	Chart Industries, Inc.*	14,153,333
59,163	Curtiss-Wright Corp.	8,883,916
293,080	Hydrofarm Holdings Group, Inc.*	4,440,162
104,145	ITT, Inc.	7,832,745
95,956	John Bean Technologies Corp.	11,367,907
158,506	SPX Corp.*	7,831,782
540,742	WillScot Mobile Mini Holdings Corp.*	21,159,235
383,991	Zurn Water Solutions Corp.	13,593,281
		118,524,545
	Commercial & Professional Services - 6.6%
135,316	ASGN, Inc.*	15,792,730
45,252	CACI International, Inc. Class A*	13,632,618
95,413	Casella Waste Systems, Inc. Class A*	8,362,949
56,129	Clean Harbors, Inc.*	6,266,242
76,094	Exponent, Inc.	8,221,957
93,261	Insperity, Inc.	9,365,270
81,729	Tetra Tech, Inc.	13,480,381
		75,122,147
	Consumer Durables & Apparel - 3.7%
99,696	Crocs, Inc.*	7,616,775
25,530	Deckers Outdoor Corp.*	6,989,348
88,623	PVH Corp.	6,789,408
45,711	TopBuild Corp.*	8,291,518
444,535	Under Armour, Inc. Class C*	6,916,965
100,499	YETI Holdings, Inc.*	6,027,930
		42,631,944
	Consumer Services - 5.3%
244,455	BJ's Restaurants, Inc.*	6,918,077
48,532	Churchill Downs, Inc.	10,763,427
515,277	GAN Ltd.*	2,483,635
512,705	Mister Car Wash, Inc.*	7,582,907
155,727	Penn National Gaming, Inc.*	6,605,939
169,328	Texas Roadhouse, Inc. Class A	14,177,833
102,077	Wingstop, Inc.	11,978,736
		60,510,554
	Diversified Financials - 1.6%
188,172	OneMain Holdings, Inc.	8,921,235
129,550	Stifel Financial Corp.	8,796,445
		17,717,680
	Energy - 2.2%
394,458	Magnolia Oil & Gas Corp. Class A	9,328,932
180,212	Ovintiv, Inc.	9,744,063
82,501	PDC Energy, Inc.	5,996,172
		25,069,167
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Food & Staples Retailing - 1.3%
293,446	Performance Food Group Co.*	$ 14,939,336
	Food, Beverage & Tobacco - 3.2%
11,729	Boston Beer Co., Inc. Class A*	4,556,365
88,915	Freshpet, Inc.*	9,126,236
56,271	Lancaster Colony Corp.	8,392,820
176,789	Simply Good Foods Co.*	6,709,142
498,931	Sovos Brands, Inc.*	7,074,841
		35,859,404
	Health Care Equipment & Services - 11.3%
28,077	Amedisys, Inc.*	4,837,386
99,209	AtriCure, Inc.*	6,515,055
275,045	Covetrus, Inc.*	4,618,006
116,576	Glaukos Corp.*	6,740,424
134,627	Globus Medical, Inc. Class A*	9,932,780
192,465	Health Catalyst, Inc.*	5,029,110
83,199	Inari Medical, Inc.*	7,541,157
154,954	Integra LifeSciences Holdings Corp.*	9,957,344
68,316	LHC Group, Inc.*	11,518,078
40,361	ModivCare, Inc.*	4,657,256
68,496	Nevro Corp.*	4,954,316
105,671	Omnicell, Inc.*	13,683,338
253,125	Owens & Minor, Inc.	11,142,563
723,378	R1 RCM, Inc.*	19,357,595
72,494	Tandem Diabetes Care, Inc.*	8,430,327
		128,914,735
	Household & Personal Products - 0.5%
357,249	Beauty Health Co.*	6,030,363
	Insurance - 0.4%
161,827	James River Group Holdings Ltd.	4,003,600
	Materials - 2.0%
367,236	Axalta Coating Systems Ltd.*	9,026,661
82,382	Ingevity Corp.*	5,278,215
71,558	Louisiana-Pacific Corp.	4,445,183
177,279	Ranpak Holdings Corp. Class A*	3,621,810
		22,371,869
	Media & Entertainment - 2.3%
218,954	Bumble, Inc. Class A*	6,345,287
153,555	Cardlytics, Inc.*	8,442,454
121,235	Ziff Davis, Inc.*	11,733,123
		26,520,864
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
325,745	Aclaris Therapeutics, Inc.*	5,615,844
249,725	Akero Therapeutics, Inc.*	3,543,598
103,404	ALX Oncology Holdings, Inc.*(1)	1,747,528
140,793	Apellis Pharmaceuticals, Inc.*	7,153,692
43,269	Arrowhead Pharmaceuticals, Inc.*	1,989,941
98,859	Arvinas, Inc.*	6,653,211
168,164	Avidity Biosciences, Inc.*	3,105,989
25,881	BioAtla, Inc.*	129,405
36,315	Biohaven Pharmaceutical Holding Co., Ltd.*	4,305,869
101,399	Blueprint Medicines Corp.*	6,477,368
207,622	Celldex Therapeutics, Inc.*	7,071,605
202,964	Cytokinetics, Inc.*	7,471,105
47,738	Fate Therapeutics, Inc.*	1,850,802
31,315	Harmony Biosciences Holdings, Inc.*	1,523,475
385,915	Heron Therapeutics, Inc.*(1)	2,207,434
759,985	ImmunoGen, Inc.*	3,617,529
60,183	Intellia Therapeutics, Inc.*	4,373,499
214,976	KalVista Pharmaceuticals, Inc.*	3,168,746
115,093	Kymera Therapeutics, Inc.*	4,870,736

1

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5% - (continued)
32,730	Mirati Therapeutics, Inc.*	$ 2,691,061
50,928	Morphic Holding, Inc.*	2,044,759
172,155	NanoString Technologies, Inc.*	5,982,386
154,802	NeoGenomics, Inc.*	1,880,844
36,572	Neurocrine Biosciences, Inc.*	3,428,625
92,571	Pacira BioSciences, Inc.*	7,065,019
172,867	PTC Therapeutics, Inc.*	6,449,668
165,650	Revolution Medicines, Inc.*	4,225,731
170,569	Stoke Therapeutics, Inc.*	3,590,477
254,365	Syndax Pharmaceuticals, Inc.*	4,420,864
79,780	Turning Point Therapeutics, Inc.*	2,142,093
53,386	Ultragenyx Pharmaceutical, Inc.*	3,876,891
18,947	United Therapeutics Corp.*	3,399,281
114,215	Veracyte, Inc.*	3,148,908
		131,223,983
	Real Estate - 5.1%
397,549	Essential Properties Realty Trust, Inc. REIT	10,057,990
516,069	Independence Realty Trust, Inc. REIT	13,644,865
66,373	PS Business Parks, Inc. REIT	11,155,974
157,670	Rexford Industrial Realty, Inc. REIT	11,760,605
118,477	Ryman Hospitality Properties, Inc. REIT*	10,991,111
		57,610,545
	Retailing - 1.4%
159,028	Ollie's Bargain Outlet Holdings, Inc.*	6,831,843
97,356	Shutterstock, Inc.	9,061,896
		15,893,739
	Semiconductors & Semiconductor Equipment - 5.3%
142,336	Axcelis Technologies, Inc.*	10,750,638
96,459	Cirrus Logic, Inc.*	8,178,759
202,880	Lattice Semiconductor Corp.*	12,365,536
31,892	MKS Instruments, Inc.	4,783,800
140,539	Power Integrations, Inc.	13,025,154
55,112	Synaptics, Inc.*	10,994,844
		60,098,731
	Software & Services - 15.6%
116,134	Alarm.com Holdings, Inc.*	7,718,266
122,697	Blackbaud, Inc.*	7,345,869
77,153	Concentrix Corp.	12,850,604
79,445	Consensus Cloud Solutions, Inc.*	4,777,028
188,089	Digital Turbine, Inc.*	8,240,179
132,913	DigitalOcean Holdings, Inc.*	7,689,017
83,504	ExlService Holdings, Inc.*	11,963,618
40,760	Five9, Inc.*	4,499,904
102,877	LiveRamp Holdings, Inc.*	3,846,571
72,035	Manhattan Associates, Inc.*	9,991,975
385,230	Olo, Inc. Class A*	5,104,297
128,631	Perficient, Inc.*	14,160,987
87,625	Q2 Holdings, Inc.*	5,402,081
127,690	Rapid7, Inc.*	14,204,236
473,512	Repay Holdings Corp.*	6,993,772
139,453	Shift4 Payments, Inc. Class A*	8,636,324
109,201	Sprout Social, Inc. Class A*	8,749,184
229,997	Varonis Systems, Inc.*	10,934,057
227,434	Veritone, Inc.*(1)	4,157,494
775,899	Verra Mobility Corp.*	12,631,636
66,735	Workiva, Inc. Class A*	7,874,730
		177,771,829
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Technology Hardware & Equipment - 3.2%
27,230	Fabrinet*		$ 2,862,690
184,767	II-VI, Inc.*		13,393,760
96,938	Insight Enterprises, Inc.*		10,403,386
104,844	Lumentum Holdings, Inc.*		10,232,774
			36,892,610
	Total Common Stocks (cost $896,166,286)		$ 1,116,080,813
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.9%
$ 10,052,973	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $10,053,040; collateralized by U.S. Treasury Note at 2.875%, maturing 05/15/2028, with a market value of $10,254,092		$ 10,052,973
	Securities Lending Collateral - 0.4%
4,386,466	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(2)		4,386,466
524,283	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(2)		524,283
			4,910,749
	Total Short-Term Investments (cost $14,963,722)		$ 14,963,722
	Total Investments (cost $911,130,008)	99.4%	$ 1,131,044,535
	Other Assets and Liabilities	0.6%	7,192,836
	Total Net Assets	100.0%	$ 1,138,237,371
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 25,805,537	$ 25,805,537	$ —	$ —
Banks	32,567,631	32,567,631	—	—
Capital Goods	118,524,545	118,524,545	—	—
Commercial & Professional Services	75,122,147	75,122,147	—	—
Consumer Durables & Apparel	42,631,944	42,631,944	—	—
Consumer Services	60,510,554	60,510,554	—	—
Diversified Financials	17,717,680	17,717,680	—	—
Energy	25,069,167	25,069,167	—	—
Food & Staples Retailing	14,939,336	14,939,336	—	—
Food, Beverage & Tobacco	35,859,404	35,859,404	—	—
Health Care Equipment & Services	128,914,735	128,914,735	—	—
Household & Personal Products	6,030,363	6,030,363	—	—
Insurance	4,003,600	4,003,600	—	—
Materials	22,371,869	22,371,869	—	—
Media & Entertainment	26,520,864	26,520,864	—	—
Pharmaceuticals, Biotechnology & Life Sciences	131,223,983	131,223,983	—	—
Real Estate	57,610,545	57,610,545	—	—
Retailing	15,893,739	15,893,739	—	—
Semiconductors & Semiconductor Equipment	60,098,731	60,098,731	—	—
Software & Services	177,771,829	177,771,829	—	—
Technology Hardware & Equipment	36,892,610	36,892,610	—	—
Short-Term Investments	14,963,722	4,910,749	10,052,973	—
Total	$ 1,131,044,535	$ 1,120,991,562	$ 10,052,973	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
3

Hartford HLS Series Fund II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust
4

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments
 March 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of Hartford Small Cap Growth HLS Fund (the "Fund"), portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
5

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments – (continued)
 March 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.
6